Related Party Transactions - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Associates | Tom Ford
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral to entity, related party transactions	€ 6,875	€ 7,500